Shareholders' capital - Stock Option Activity (Detail) CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2016 CAD $ / shares CAD / shares shares	Dec. 31, 2015 CAD CAD / shares shares	Dec. 31, 2014 CAD CAD / shares shares
Number of awards
Beginning balance (in shares) | shares	7,164,652		5,537,127
Granted (in shares) | shares	2,596,025		1,627,525
Exercised (in shares) | shares	(3,715,663)
Ending balance (in shares) | shares	6,045,014		7,164,652	5,537,127
Exercisable (in shares) | shares	2,120,539	2,120,539
Weighted average exercise price
Beginning balance (CAD per share) | CAD / shares	CAD 6.92		CAD 6.09
Granted (CAD per share) | CAD / shares	10.85		9.75
Exercised (CAD per share) | $ / shares		$ 5.25
Ending balance (CAD per share) | CAD / shares	9.64		CAD 6.92	CAD 6.09
Exercisable (CAD per share) | CAD / shares	CAD 8.36	$ 8.36
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	6 years 3 months 7 days		4 years 8 months 27 days	4 years 11 months 16 days
Granted, weighted average remaining contractual term	8 years		8 years
Exercised shares, weighted average remaining contractual term	2 years 22 days
Exercisable , weighted average remaining contractual term	5 years 1 month 28 days
Beginning balance, aggregate intrinsic value | CAD	CAD 28,561		CAD 19,648
Granted, aggregate intrinsic value | CAD
Exercised, aggregate intrinsic value | CAD	20,790
Ending balance, aggregate intrinsic value | CAD	10,595		CAD 28,561	CAD 19,648
Exercisable , aggregate intrinsic value | CAD	CAD 6,420	$ 6,420